ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2013
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

12.            ACCRUED WARRANTY COSTS

The movement of the Company’s accrued warranty costs is summarized below:

	For the year ended December 31,
	2011	2012	2013
	$	$	$
Beginning balance	38,710,874	58,810,186	65,780,019
Warranty provision	21,939,223	12,467,698	16,587,011
Warranty costs incurred	(1,839,911)	(5,497,865)	(623,949)
Ending balance	58,810,186	65,780,019	81,743,081